UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-06671

                      Scudder Global High Income Fund, Inc.
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period: 7/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS


Scudder Global High Income Fund, Inc.
Investment Portfolio as of July 31, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                      Principal
                                                                                      Amount ($)(c)               Value ($)
                                                                                      -------------------------------------

Bonds 121.2%
Argentina 8.2%
Republic of Argentina:
5.83%, 12/31/2033 (PIK)                                                      ARS           9,491,433             4,076,879
8.28%, 12/31/2033 (PIK)                                                                    3,262,877             3,153,571
                                                                                                              ------------
(Cost $5,575,858)                                                                                                7,230,450

Brazil 21.2%
Federative Republic of Brazil:
8.875%, 10/14/2019                                                                         2,500,000             2,587,500
9.25%, 10/22/2010                                                                            430,000               473,430
10.0%, 8/7/2011                                                                            1,240,000             1,401,200
10.125%, 5/15/2027                                                                           100,000               113,750
11.0%, 1/11/2012                                                                           3,640,000             4,280,640
11.0%, 8/17/2040                                                                           4,060,000             4,774,560
14.5%, 10/15/2009 (b)                                                                      3,900,000             5,021,250
                                                                                                              ------------
(Cost $17,780,132)                                                                                              18,652,330

Bulgaria 4.4%
Republic of Bulgaria, 8.25%, 1/15/2015 (b)                                                 3,100,000             3,846,790
(Cost $3,792,410)                                                                                             ------------

Colombia 4.5%
Republic of Colombia:
10.75%, 1/15/2013                                                                          1,700,000             2,028,950
11.75%, 3/1/2010                                                             COP       2,070,000,000               974,168
12.0%, 10/22/2015                                                            COP       1,982,000,000               939,294
                                                                                                              ------------
(Cost $3,633,428)                                                                                                3,942,412

Dominican Republic 2.0%
Dominican Republic:
9.04%, 1/23/2018                                                                             510,000               536,775
9.5%, 9/27/2011                                                                            1,150,000             1,242,000
                                                                                                              ------------
(Cost $1,663,447)                                                                                                1,778,775

Ecuador 1.6%
Republic of Ecuador, Step-up Coupon, 8.0% to 8/15/2005,
9.0% to 8/15/2006, 10% to 8/15/2030
(Cost $1,343,162)                                                                          1,600,000             1,384,000
                                                                                                              ------------

Guatemala 4.0%
Republic of Guatemala:
Series REG, 9.25%, 8/1/2013                                                                  900,000             1,069,875
10.25%, 11/8/2011                                                                          2,000,000             2,420,000
                                                                                                              ------------
(Cost $3,376,671)                                                                                                3,489,875

Indonesia 1.9%
Republic of Indonesia, 7.25%, 4/20/2015                                                    1,670,000             1,680,437
(Cost $1,634,494)                                                                                             ------------

Malaysia 1.8%
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009                       MYR           5,900,000             1,628,817
(Cost $1,600,523)                                                                                             ------------

Mexico 6.1%
Mexican Bonds:
Series MI-20, 8.0%, 12/7/2023                                                MXN           3,900,000               315,394
Series M-20, 10.0%, 12/5/2024                                                MXN          14,000,000             1,371,713
Pemex Project Funding Master Trust:
8.0%, 11/15/2011                                                                             730,000               823,440
9.5%, 9/15/2027 (b)                                                                        2,000,000             2,590,000
United Mexican States, 8.3%, 8/15/2031                                                       200,000               247,200
                                                                                                              ------------
(Cost $5,369,340)                                                                                                5,347,747

Nigeria 2.0%
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020                                      1,750,000             1,732,500
(Cost $1,684,587)                                                                                             ------------

Pakistan 2.7%
Republic of Pakistan, 6.75%, 2/19/2009 (b)                                                 2,300,000             2,339,077
(Cost $2,319,351)                                                                                             ------------

Panama 1.0%
Republic of Panama, 9.375%, 1/16/2023                                                        700,000               871,500
(Cost $821,581)                                                                                               ------------

Peru 5.0%
Republic of Peru:
7.5%, 10/14/2014                                                             EUR             600,000               824,588
8.75%, 11/21/2033 (b)                                                                      3,200,000             3,625,600
                                                                                                              ------------
(Cost $4,214,007)                                                                                                4,450,188

Philippines 4.2%
Republic of Philippines:
8.375%, 2/15/2011                                                                            600,000               616,500
9.0%, 2/15/2013                                                                              600,000               627,750
9.375%, 1/18/2017                                                                          1,500,000             1,597,500
9.875%, 1/15/2019                                                                            815,000               876,125
                                                                                                              ------------
(Cost $3,741,501)                                                                                                3,717,875

Romania 1.2%
Republic of Romania, 5.75%, 7/2/2010 (b)                                     EUR             800,000             1,075,783
(Cost $1,104,874)                                                                                             ------------

Russia 19.5%
Aries Vermogensverwaltung GmbH:
Series B, 7.75%, 10/25/2009                                                  EUR           2,750,000             3,880,420
144A, Series C, 9.6%, 10/25/2014                                                           1,250,000             1,603,175
Russian Federation, Step-up Coupon 5.0% to 3/31/2007,
7.5% to 3/31/2030                                                                            900,000               997,920
Russian Ministry of Finance:
Series V, 3.0%, 5/14/2008                                                                  5,900,000             5,548,360
Series VII, 3.0%, 5/14/2011                                                                5,900,000             5,167,220
                                                                                                              ------------
(Cost $17,146,377)                                                                                              17,197,095

Turkey 10.0%
Republic of Turkey:
7.375%, 2/5/2025                                                                           1,200,000             1,172,280
10.5%, 1/13/2008                                                                             400,000               449,500
11.75%, 6/15/2010 (b)                                                                      4,050,000             5,016,937
11.875%, 1/15/2030                                                                           690,000               980,663
15.0%, 2/10/2010                                                             TRY           1,500,000             1,210,499
20.0%, 10/17/2007                                                            TRY                  88                    74
                                                                                                              ------------
(Cost $8,627,027)                                                                                                8,829,953

Ukraine 3.4%
Government of Ukraine, 7.65%, 6/11/2013 (b)                                                2,750,000             3,020,875
(Cost $2,926,399)                                                                                             ------------

United States 6.2%
US Treasury Bonds, 7.5%, 11/15/2016
(Cost $5,531,361)                                                                          4,300,000             5,482,668
                                                                                                              ------------

Uruguay 3.1%
Republic of Uruguay:
7.5%, 3/15/2015                                                                            1,500,000             1,477,500
17.75%, 2/4/2006                                                             UYU          55,200,000             1,217,896
                                                                                                              ------------
(Cost $2,316,071)                                                                                                2,695,396

Venezuela 6.2%
Republic of Venezuela:
Floating Rate Note, LIBOR plus 1.00%, 4.64%*, 4/20/2011                                      600,000               555,000
7.65%, 4/21/2025                                                                           1,000,000               892,500
9.25%, 9/15/2027                                                                           1,400,000             1,458,100
9.375%, 1/13/2034                                                                            900,000               939,150
10.75%, 9/19/2013                                                                          1,400,000             1,625,400
                                                                                                              ------------
(Cost $5,444,934)                                                                                                5,470,150

Vietnam 1.0%
Socialist Republic of Vietnam, Series 18YR, 4.063%*, 3/12/2016                               956,522               880,411
(Cost $888,274)                                                                                               ------------


Total Bonds (Cost $102,535,809)                                                                                106,745,104
                                                                                                              ------------
                                                                                              Shares              Value ($)
                                                                                              ------              ---------

Cash Equivalents 2.1%
Scudder Cash Management QP Trust, 3.34% (a)
(Cost $1,898,959)                                                                          1,898,959             1,898,959
                                                                                                              ------------

                                                                                                % of
                                                                                             Net Assets          Value ($)
                                                                                             ----------          ---------

Total Investment Portfolio  (Cost $104,434,768)                                                123.3           108,644,063
Other Assets and Liabilities, Net                                                              -23.3           -20,542,434
                                                                                                              ------------
Net Assets                                                                                     100.0            88,101,629
                                                                                                              ============

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2005.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) Securities, or a portion thereof, subject to a financing transaction.

(c) Principal amount stated in US dollars unless otherwise noted.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers.

LIBOR:  Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.

As of July 31, 2005, the Fund had the following open forward foreign currency exchange contracts:

                                                                                           Unrealized
                                                                                          Appreciation
                 Contracts to Deliver               In Exchange For         Date              (US $)
------------------------------------------------------------------------------------------------------
USD                                1,730,000 ARS        5,049,870        8/26/2005             32,915
------------------------------------------------------------------------------------------------------
USD                                  890,000 ZAR        6,066,685        10/28/2005            25,247
------------------------------------------------------------------------------------------------------
USD                                1,388,788 TRY        1,920,000        10/27/2005            21,564
------------------------------------------------------------------------------------------------------
USD                                1,653,869 PLN        5,630,000        10/27/2005            20,815
------------------------------------------------------------------------------------------------------
EUR                                3,160,000 USD        3,860,256        10/27/2005            14,261
------------------------------------------------------------------------------------------------------
USD                                  800,000 THB       33,488,000        10/28/2005             2,960
------------------------------------------------------------------------------------------------------
Total unrealized appreciation                                                                 117,762
------------------------------------------------------------------------------------------------------

                                                                                           Unrealized
                                                                                          Appreciation
                 Contracts to Deliver               In Exchange For         Date              (US $)
------------------------------------------------------------------------------------------------------
ARS                                2,679,870 USD          902,009        8/26/2005            (33,536)
------------------------------------------------------------------------------------------------------
ARS                                2,370,000 USD          798,921        8/26/2005            (28,448)
------------------------------------------------------------------------------------------------------
PLN                                5,630,000 USD        1,652,747        10/28/2005           (21,908)
------------------------------------------------------------------------------------------------------
USD                                1,800,000 SGD        2,969,820        10/28/2005            (7,792)
------------------------------------------------------------------------------------------------------
TRY                                  375,435 USD          270,000        10/28/2005            (5,702)
------------------------------------------------------------------------------------------------------
ZAR                                6,066,685 USD          909,753        10/28/2005            (5,495)
------------------------------------------------------------------------------------------------------
MXN                               16,100,000 USD        1,492,399        10/27/2005            (3,932)
------------------------------------------------------------------------------------------------------
SGD                                1,496,430 USD          900,000        10/28/2005            (3,056)
------------------------------------------------------------------------------------------------------
TRY                                  980,000 USD          717,949        10/27/2005            (1,919)
------------------------------------------------------------------------------------------------------
USD                                  847,262 RUB       24,280,000        10/27/2005            (1,196)
------------------------------------------------------------------------------------------------------
Total unrealized depreciation                                                                (112,984)
------------------------------------------------------------------------------------------------------


Currency Abbreviations
--------------------------------------------------------------------------------
ARS            Argentine Peso            SGD              Singapore Dollar
--------------------------------------------------------------------------------
COP            Colombian Peso            THB              Thailand Baht
--------------------------------------------------------------------------------
EUR            Euro                      TRY              New Turkish Lira
--------------------------------------------------------------------------------
MXN            Mexican Peso              UYU              Uruguay Peso
--------------------------------------------------------------------------------
MYR            Malaysian Ringgit         USD              United States Dollar
--------------------------------------------------------------------------------
PLN            Polish Zloty              ZAR              South African Rand
--------------------------------------------------------------------------------
RUB            Russian Ruble
--------------------------------------------------------------------------------

                           SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Global High Income Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Global High Income Fund, Inc.


By:                                 /s/Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 23, 2005



By:                                 /s/Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               September 23, 2005